Angel Oak Mortgage Trust 2023-3 ABS-15G

Exhibit 99.25

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2023030861	Sold	2	2	1	1	Verified credit history - Mid FICO of XXX exceeds the minimum required of XXX by XXX points for XXX% LTV.; Net tangible benefit - $XXX monthly XXX income for family of XXX exceeds the minimum required of $XXX.;	XXX Missing Tax Transcript(s) - X) Missing XXX XXX and Income Transcript to support earnings on XXX XXX on pXXX. Per XXX transitioned from contract to WX Emp XXX;

X) Missing XXX explanation for XXX transcript dated XXX on pXXX reporting no record of return found. , Client Comment: XXX - Part X of the exception is cleared with the attached most recent Wage Transcript. XXX - Recd response from investor, "We would like to grant an exception for the missing tax transcripts for XXX loan."XXX;	CRED XXX Asset Documentation is Insufficient - Missing additional one month consecutive bank statement for XXX #XXX to meet X months requirement. Statement dated XXX to XXX on pXXX. - XXX - Recd updated XXX removing XXX XXX assets. Update is deemed immaterial since funds were not needed to satisfy cash to close or reserve requirements, thus borrower acknowledgment not required. Refer CRED XXX Stip XXX, "Remove XXX from balances used as not needed. We have without XXX XXXk verified without and only need XXXk for closing and XXXk (rounded up) for reserves = XXX total needed have XXX." CRED XXX Exception Cleared;

APPR XXX HPML Appraisal Requirements are Not Met - Missing executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of XXX and any implementing regulations. - XXX - Exception is cleared with the attached updated appraisal; comment addendum reflects appraisal was prepared in accordance with USPAP and Title XI of XXX and any implementing regulations. APPR XXX Exception Cleared;

CRED XXX Back-end Ratio exception (DTI) - Review DTI of XXX.XXX exceeds XXX maximum for >XXX LTV(XXX subject). Please refer to CRED XXX Income Calculation Exception. - XXX - Exception is cleared with the attached bank statement calculator and updated asset statement; months were not in sequential order. Review used XXX - XXX, DTI XXX.XXX < XXX variance from the approved XXX of XXX.XXX, as per XXX (XXX . CRED XXX Exception Cleared;

APRV XXX Missing Underwriter Loan Approval - X) Missing lender loan approval.;

X) Missing final XXX. - XXX Lender approval received. XXX previously provided XXX.

GIDE XXX Guideline Exception(s) - Missing documentation to support ownership percentage and owned minimum of X years per guidelines on XXX - Exception is cleared with the attached pre-consummation dated CPA letter that confirms XXX ownership of the self-employed business. GIDE XXX Exception Cleared;

CRED XXX Income Calculation Discrepancy - UTD Lender deposits of XXX,XXX less XXX,XXX exclusions = XXX,XXX per mo. income for period ending XXX on bank statement wXs on pXXX.  Statement on pXXX total deposits of XXX less XXX exclusions = XXX per mo. income verified by review. Missing approval and XXX to determine Lender final DTI (see CRED). Per tape DTI XXX and this exceeds max for >XXX LTV by X.XXX. Subject to re-verification and re-calculation of DTI. Refer to CRED XXX for DTI exception. - XXX - Exception is cleared with the attached bank statement calculator and updated asset statement; months were not in sequential order. Review used XXX - XXX, DTI XXX.XXX < XXX variance from the approved XXX of XXX.XXX, as per XXX. CRED XXX Exception Cleared;

2023030825	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - Borrower LTV/CLTV/ is XXX%.;	COMP XXX Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure - XXX Exception fired in error, upon resubmission exception cleared.

DEED XXX Missing Legal Description on MortgageXDOT - Missing pages of mortgage including, but not limited to Legal Description. File contained page X of mortgage document and PUD Rider. - Lender provided a copy of the legal description.

TRID XXX Loan Estimate Cash to Close on the Calculating Cash to Close table has not changed to the Closing Disclosure with the "Did This Change Indicator" flag reflecting the amount has not changed   - The Seller Credits disclosed on the Calculating Cash to Close table has not changed from the Loan Estimate to the Final Amount on the Closing Disclosure.  The Did this Change indicator should reflect that the amount has not changed. - XXX Exception fired in error, upon resubmission exception cleared.

TRID XXX Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits ($) that have decreased from the amount disclosed on the Loan EstimateXClosing Disclosure.   - Amount of specific lender credits (lender paid fees) has decreased without a COC or off-setting general lender credit. --

The sum of non-specific (lump sum) lender credits and specific lender credits (XXX.XXX) has decreased from the amount disclosed on the Loan Estimate sent on XXX-XXX-XXX, (XXX,XXX.XXX). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (XXX CFR XXX.XXXe)(X)(i) and comments XXX(e)(X)(i)-X and -X; XXX CFR XXX.XXX(g)(X); XXX CFR XXX.XXX(h)). - XXX Exception fired in error, upon resubmission exception cleared.

TRID XXX Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag (XXX CFR XXX.XXX(i)(X)(iii))  - The Deposit disclosed on the Calculating Cash to Close table has changed from the Loan Estimate (XXX.X) to the Final Amount on the Closing Disclosure ($-XXX.X).  The Did this Change indicator should reflect that the amount has changed. - XXX Exception fired in error, upon resubmission exception cleared.

2023030826		Sold	1	1	1	1				Verified reserves - XXX months reserves verified; ; Verified credit history - High FICO XXX;
2023030827		Sold	1	1	1	1				Verified reserves - XXX months reserves; XXX months were required. ; Established credit history - XXX mid credit scores; XXX year credit depth, excellent payment history includes XXX AA mortgages;
2023030828		Sold	1	1	1	1				Low LTV/CLTV/HCLTV - LTV is XXX% on refinance transaction.; Verified credit history - Borrowers have XXX qualifying credit score with XXX good mortgage payment history.;
2023030829		Sold	1	1	1	1				Low LTV/CLTV/HCLTV - LTV is XXX%; Established credit history - FICO XXX with XXX mortgage payment history.;
2023030848	Sold	1	1	1	1	Verified employment history - The Work Number verified Borrower has been on current job for XXX years; Verified reserves - XXX months verified reserves; XXX months were required ; Established credit history - XXX / XXX mid credit scores; XXX year credit depth includes XXX mortgages;	INS XXX Missing Sufficient Evidence of Insurance - XXX: Coverage A isXXX extended replacement XXX (XXX,XXX); therefore, coverage A is XXX. Est recon cost is XXX Client provided response with total coverage is XXX,XXX,XXX using identical figures.

XXX  coverage is not sufficient. The replacement cost calculator (p. XXX) reflects XXX. Insurance Extended Dwelling coverage (p. XXX) is XXX he loan amount is XXX . The Appraisals reflect Estimated Cost New is XXX . - XXX Lender provided email from the insurance company that confirmed borrower has XXX extended replacement cost.

2023030830		Sold	1	1	1	1				Verified reserves - XXX months reserves; XXX months were required;
2023030832		Sold	1	1	1	1				Verified reserves - XXX months reserves, minimum XXX mos required.; Low LTV/CLTV/HCLTV - LTV is XXX% on refinance. ;
2023030850	Sold	2	2	1	1	Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.

; Verified occupancy in subject property - Verified Borrower is self-employed XXX with XXX% ownership in XXX XXX since XXX and XXX.; Low LTV/CLTV/HCLTV - XXX% LTV.;	XXX Exception(s) - Borrower does not meet minimum XXX income. Borrower residual income XXX vs. guideline minimum of XXX for loan with DTI >XXX% (XXX%) as per guidelines on page X., Client Comment: XXX Client approved lender exception for XXX Income below the minimum required.	CRED XXX Asset Documentation is Insufficient - CPA letter regarding use of business assets for reserves is not detrimental to business is not provided in file. Borrower is XXX owner of business and business funds are needed to document required XXX months reserves for DTI >XXX per guidelines on page X. - XXX Lender provided proof min XXX owner

2023030831		Sold	1	1	1	1				Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.; Verified credit history - XXX; Verified reserves - XXX months reserves, minimum XX months required.;			APRV XXX Missing Loan Approval Date - XXX & DSCR worksheet not dated. - XXX Lender provided a screenshot from their XXX. Loan was approved XXX.
2023030849		Sold	2	2	1	1				Verified reserves - XXX months reserves verified;	XXX(s) - Guideline exception for LTV > XXX % when DSCR <XXX. Lender approved exception in file pg XXX, Client Comment: XXX Approved lender exception
2023030801		Sold	1	1	1	1				Verified reserves - Verified XXX months reserves; Verified credit history - Borrower has XXX qualifying FICO ;
2023030842	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV XXX%, maximum XXX% allowed.; Verified reserves - XXX Months of XXX, minimum XXX months required.; Verified credit history - XXX credit scores, minimum XXX required.;	APRV XXX Missing Loan Approval Date - XXX: Exception remains - lender provided analysis; however, was not dated or signed.

XXX & Bank Statement analysis not dated. - XXX Investor acknowledged exception.  Ok to clear with final XXX in file.

APPR XXX Missing Price of Last Sale - Appraisal is missing the last sale price as evidenced by the grant deed from XXX XXX LLC to XXX , XXX recorded on XXX on pg XXX of file. - XXX.XXX.XXX Last transfer was deed only between borrower and borrower's entity. No sale occurred.

2023030843		Sold	2	1	2	1				Verified reserves - XXX Months of XXX XXX months were required.; Low LTV/CLTV/HCLTV - LTV/CLTV XXX% ;	XXX Affiliated Business Disclosure - XXX not in file. Per facts disclosure, pXXX, borrower does have affiliates. CD does not indicate payments to affiliates., Client Comment: XXX not in file. FACTS disclosure indicates affiliates, but were not paid on CD.		APRV XXX Missing Underwriter Loan Approval - Loan approval was not in the file; XXX pg XXX - XXX Received Loan Approval.
2023030844	Sold	2	2	2	1	Established credit history - Borrower has good credit history. Low credit user; Low DTI - XXX% DTI; Verified reserves - XXX months reserves;	XXX Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure. Verified affiliates per FACTS disclosure p. XXX. Per final CD no affiliates were paid fees in this transaction p XXX.
, Client Comment: XXX Affiliated Business Disclosure. Verified affiliates per FACTS disclosure p. XXX. Per final CD no affiliates were paid fees in this transaction p XXX.

XXX(s) - PerXXXk statement guides, X year self-employment history required. Payment shock XXX% when DTI > XXX%. Guideline exception for less than XXX year history self-employment and payment shock > XXX%. pg XX, Client Comment: EVX Lender exception in file. Client approved.	TRID XXX Initial Closing Disclosure Sent Method Not In Person and No Received Date - The Initial Closing Disclosure was provided on (XXX-XXX-XXX) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XXX-XXX-XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX-XXX-XXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (XXX-XXX-XXX). (XXX CFR XXX.XXX(f)(X)(ii)(A)); XXX.XXX(f)(X)(iii)) - XXX Lender provided a copy of the e-consent which indicated borrower received and eSigned the CD on XXX.

TRID XXX Last Loan Estimate Sent Method Not In Person and No Received Date - A revised Loan Estimate was provided on (XXX-XXX-XXX) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of  (XXX-XXX-XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX-XXX-XXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XXX - XXX Lender provided a copy of the e-sign consent which indicates the borrower received and signed revised LE on XXX.

APRV XXX Missing Underwriter Loan Approval - Loan approval missing from file; XXX in file - XXX Investor acknowledged exception.  Ok to clear with final XXX in file.

TRID XXX Initial CD Received Date is < X business days prior to Consummation Date - The Initial Closing Disclosure Received Date of (XXX-XXX-XXX) is not three business days before the consummation date of (XXX-XXX-XXX). Three business days before the consummation date is (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. XXX Lender provided a copy of the e-consent which indicated borrower received and eSigned the CD on XXX.

TRID XXX Intent To Proceed Date < Loan Estimate Received Date - The date the consumer indicated an intent to proceed with a transaction (XXX-XXX-XXX) is before the date the consumer received the Loan Estimate (XXX-XXX-XXX). A consumer cannot indicate an intent to proceed with a transaction until it receives the Loan Estimate. Under Regulation Z, neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (XXX CFR XXX.XXX(e)(X)(i)(A)) - XXX Acknowledgment of intent to proceed on XXX. Borrower signed LE dated XXX p.XXX.

TRID XXX Estimated Property Costs over Year X Are Not Accurate - Remove: Disclosed XXX.XXX, Calculated XXX.XXX. - Remove: Disclosed XXX.XXX, Calculated XXX.XXX.

2023030840		Sold	1	1	1	1				Low LTV/CLTV/HCLTV - XXX% LTV; Verified reserves - XXX months verified reserves; XXX months required;
2023030841		Sold	1	1	1	1				Verified reserves - XXX mos reserves, minimum XXX mos required.; Low LTV/CLTV/HCLTV - XXX% ltv, maximum XX% ltv allowed.; Verified credit history - XXX credit score, minimum XXX required.;
2023030838		Sold	1	1	1	1				Verified reserves - XXX months reserves verified; XXX mos required subject.; Low DTI - XXX% DTI; max XXX%;
2023030833	Sold	1	1	1	1	Low DTI - Borrower has <XXX% DTI.; Verified credit history - Borrower has FICO XXX with XXX minim required for program and LTV.; Verified reserves - Borrower has XXX verified reserves;	CRED XXX Missing proof property ownership is free and clear of debtXliens - REO property XXX XXX is listed as freeXclear on XXX. No property profile or other documentation provided in file to validate. - XXX Lender provided a copy of the property profile.

CRED XXX Missing Evidence of Verified Property Tax and X or Homeowners Insurance Information - Verification of property tax obligation not provided for following properties: XXX XXX, and XXX XXX. Subject to re-verification of DTI. - XXX Lender provided a copy of the tax information.

2023030837		Sold	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV XXX % ; Verified reserves - XXX Months reserves, minimum XXX required. ;
2023030839		Sold	2	2	1	1				Low LTV/CLTV/HCLTV - Refinance LTV is <XXX% which is less than guidelines of XXX%.; Established Landlord history - Borrower has XXX total REO's with established ownership and good mortgage payment history. DSCR coverage is XXX on subject.;	XXX(s) - Guidelines limit number of financed XXX with lender at XXX Borrower has XX total financed properties with lender. Approved exception pXXX., Client Comment: XXX - XXX approved exception pX.		APRV XXX Missing Loan Approval Date - XXX only provided. No lender approval with approval and expiration dates. - XXX XXX Client response that XXX matched XXX and was sufficient for approval
2023030835	Sold	2	2	1	1	Established Landlord history - Borrower has XXX total REO's with established ownership and good mortgage payment history. DSCR coverage is XXX on subject.; Low LTV/CLTV/HCLTV - Refinance is at XXX% LTV which is less than guidelines of XXX% per matrix.;	XXX(s) - Guidelines limit number of financed XXX with lender at XXX. Borrower has XXX total XXX XXX with lender. Approved exception pXXX., Client Comment: EVX - Lender approved exception pXXX.

XXX between XXX and documentation stated and/or verified in file - Subject property taxes verified at $XXX/mo per tax cert pXXX. Lender used $XXX /mo property taxes. UTD source of lender figure. Lender approved DSCR is XXX. Review verified XXX., Client Comment: XXX Investor acknowledged exception.

											XXX Missing Loan Approval Date - XXX only provided. No lender approval with approval and expiration dates provided in file., Client Comment: XXX Investor acknowledged exception.
2023030834		Sold	1	1	1	1				Verified reserves - XXX months verified reserves; XXX months subject required; Low LTV/CLTV/HCLTV - XXX% LTV;
2023030845		Sold	1	1	1	1				Verified reserves - Borrower has over XXX months verified reserves; Established Landlord history - Borrower has over XXX years of established Landlord history;
2023030846	Sold	1	1	1	1	Verified reserves - XXX months, minimum XXX months requried.; Low LTV/CLTV/HCLTV - XXX%, maximum XXX% eligible.;	APRV XXX Underwriting Loan Approval is Deficient - Missing loan approval. - XXX - Lender provided explanation addressing loan approval. Client requested exception for missing lender approval; however XXX matches final XXX and guidelines do not request separate approval. Exception cleared.

2023030836	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - Loan is <XXX% LTV which is XXX% lower than XXX% allowable per program matrix. ; Verified credit history - Borrower has qualifying FICO of XXX with min XXX required for LTV and loan amount. ; Verified employment history - Borrower has over XXX years verified s/e business;	APRV XXX Missing Underwriter Loan Approval - Lender approval not provided in file. XXX present pX. - XXX Lender provided response indicating loan was underwritten based on Non-QM Investor guides and per guides loan approval was not required; XXX was in the file.

2023030802	Sold	2	2	1	1	Verified reserves - XXX months reserves, minimum XXX months required.; Verified employment history - XXX years job stability.;	XXX (FICO) exception - Subject XXX credit score is below minimum XXX required for a cash-out transaction for loan size $XXX., Client Comment:XXX approved exception for credit score <XXX required. Borrower credit score XXX for loan amount >XXX.

Lender cited the following compensating factors:

DTI
XXX Income
Reserves	TRID XXX Estimated Property Costs over Year X Are Not Accurate - Remove: Disclosed XXX.XXX, Calculated XXX.XXX - Remove: Disclosed XXX.XXX, Calculated XXX.XXX

ROR XXX  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Right of Rescission (pg. XXX) has expiration date of of XXX. Loan disbursed on XXX per Final CD (pg. XXX). Earliest valid disbursement date was XXX.  - XXX -Lender provided PCCD with updated Disbursement Date.

2023030891		Sold	1	1	1	1				Verified reserves - XXX Months of liquid reserved only XXX months required. ; Verified credit history - Fico XXX points above the minimum required XXX ;			FLOOD XXX Missing Flood Insurance Cert. - Missing Flood Insurance Cert. - Lender provided
2023030893	Sold	2	2	1	1	Verified XXX payment history - XXX with XXX; Verified reserves - XXX months reserves verified; XXX months required.;	XXX(s) - Guideline exception for borrowers greater than XXX Lender exception for XXX borrowers in file., Client Comment: XXX exception in file

											XXX LTV Exceeds Max Allowed - Max LTV is XXX% for loan amount XXX per XXX Matrices XXX. Subject transaction LTV is XXX%., Compensating Factors: Verified housing payment history (Mortgage history and depth - XXX), Verified reserves (Borrower has XXX months of verified reserves.)
2023030898		Sold	2	2	1	1				Low DTI - XXX% DTI; max is XXX%; Verified reserves - XXX months verified; XXX months required on subject.;	XXX(s) - Guideline exception for subject located in a XXX district. Lender exception in file; comp factors XXX;XXX contribution exceeds XXX%; XXX months reserves (XXX months were required., Client Comment:XXX exception in file		TRID XXX LE or CD is Deficient - Missing page X of LE issued XXX. - XXX: Received complete copy of LE issued XXX. Exception cleared.
2023030894		Sold	2	2	1	1				Low LTV/CLTV/HCLTV - XXX% ltv, maximum XXX% ltv allowed.; Verified credit history - XXX credit score, minimum XXX required.;	XXX Discrepancy between XXX and documentation stated and/or verified in file - Loan file reflects real estate owned for properties at XXX(XXX) & XXX (XXX) that are not listed on the schedule of REO on the XXX report., Client Comment: Client Acknowledge Exception
2023030896	Sold	1	1	1	1	Verified credit history - FICO XXX minimum XXX;	CRED XXX Insufficient Verified Reserves (Number of Months) - Guidelines required X months reserves. No reserves evidenced. - XXX Lender to provide a copy of the closing statement for XXX Bank Statement in file reflects outgoing wire to close.

CRED XXX Insufficient Verified Funds to Close - Insufficient verified funds to close.  Per the final CD, the borrower was required to bring XXX.XXX cash-to-close.  The loan file evidences X accounts with XXX totaling XXX,XXX.XXX and XXX,XXX of the XXX,XXX EMD verified.   - XXX Lender to provide a copy of the closing statement for XXX  Bank Statement in file reflects outgoing wire to close.

HUD XXX Missing evidence of the Seller HUDX - Missing evidence of the Seller HUDX., Client Comment: XXXNo Assignee liability. - XXX: Received copy of Seller CD. Exception cleared.

NOTE XXX Borrowers from Data Tape do not match Borrowers on the Note - The tape date did not reflect the middle name. Per the note p.X, the note was signed with a middle name. - Cleared. Exception made in error.

2023030895	Sold	2	2	2	1	Verified credit history - Borrower has XXX qualifying fico with minimum XXX per program matrix. ; Low DTI - Max DTI XXX%, Borrower calculated DTI is XXX%.;	XXX Asset Documentation is Insufficient - Per guidelines, asset documentation to includeXXX most recent statements on depository statements. Additionally, XXX program requires XXX accompanying business statements. File includes XXX statement for accounts used in income and asset qualification., Client Comment: XXX approved exception for asset verification of XXX month vs. XXX required.

XXX over XXX Are Not Accurate - Disclosed Amount = $XXX. Calculated Amount = $XXX based on property taxes of XXX% of purXXXprice and hazard insurance on page XXX. , Client Comment: XXX, level XXX exception.	APP XXX Missing Borrower Years in Residence - REFIRE XXX

TRID XXX Missing valid Change of Circumstance(s) - Missing Change of Circumstance form for Loan Estimate XXX pg XXX - XXX: Received copy of COC. Exception cleared.

2023030897	Sold	1	1	1	1	Low DTI - Borrower has XXX% DTI for subject transaction with XXX% permitted per guides. ; Low LTV/CLTV/HCLTV - Loan is at XX% LTV for subject transaction with XXX% Max permitted. ;	TRID XXX Missing valid Change of Circumstance(s) - Missing COC for LE issued XXX. Rate Locked. See page XXX - XXX: Received copy of COC dated XXX. Exception cleared.

HAZ XXX Hazard Insurance Coverage Amount is Insufficient - Hazard dwelling coverage of XXX with extended replacement cost to XXX does not cover loan amount of XXX.Xm. No Replacement Cost Estimator provided to support limited coverage.  - XXX.XXX.XXX Lender provided new policy with coverage to XXX,XXX,XXX. Appraisal indicates cost to build new at XXX,XXX,XXX. New HOI policy is sufficient.

2023030899		Sold	1	1	1	1				Verified reserves - Borrower has XXX Months of verified reserves post-closing with XXX months required per XXX. ;
2023030901	Sold	1	1	1	1	Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.;	CRED XXX Income Documentation is Insufficient - Lease XXX XXXmo for Unit #XXX is not provided in file as stated on XXX. This has been excluded for review purposes with a resulting DTI of XXX . Subject to reverification of final DTI. - Rental income for this property has been excluded and DTI is XXX.XXX.

2023030892	Sold	2	2	2	1	Verified housing payment history - Borrower has XXX qualifying FICO with XXX mortgage history reporting XXX; Low LTV/CLTV/HCLTV - Max LTV XXX percent. Approval DTI XXX percent which is XXX percent lower than guidelines. ;	XXX Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Electronic Document Delivery Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXX.XX(e)(X); XX CFR XXX.XX(e)(X); XX CFR XXX.XX(f)(X)(v))., Client Comment: XXX: Received copy of XXX issued XXX showing Electronic Document Fee in Section C. EVX for post-close cure within XX days of discovery.

XXX Missing proof of XXX payment on non-subject property - REVISED exception XXX: Annual premium cost not documented in file.  Subject to reverification of XXX payment and subsequent DTI. , Compensating Factors: Verified housing payment history (Diligence reviewer used Lender stated $XXX per month and is included in XXX% DTI. Borrower has XXX qualifying FICO with XXX mortgage history reporting XXX

XXX Missing XXX due to Rate Lock - XXX dated XXX (pg. XXX) says Rate Locked. Corresponding LE not in file., Client Comment: Client: EVX Non-Material no assignee liability	DEED XXX All title holders did not execute the MortgageXDOT - Additional party noted as joint owner on title commitment is not listed on closing documents. Verification of deed removing party, or updated closing documents needed with non-borrowing party signatures is needed. - XXX Lender provided final title policy with Xrd party removed. Final title is vested in borrower name only.

2023030900	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - Refinance transaction is <XXX% LTV.; Verified reserves - Borrower has over XXX verified reserves post-closing.;	COLL XXX APN Number is not listed on Security Instrument - No APN X PIN number disclosed on Deed of Trust. - XXX Exhibit A in file.

INS XXX Missing Sufficient Evidence of Insurance - Homeowners Insurance provided pXXX is expired XXX prior to closing date XXX. No renewal policy provided.  - XXX Lender provided a copy of the insurance.

2023030847	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - Refinance LTV is XXX%.; Verified reserves - Borrower has XXX verified reserves post-closing, which exceeds XXX required reserves.;	CRED XXX Missing Proof Judgement andXor Tax Lien PaidXReleased - Provide Proof paid both Case XXX and Case XXX , or signed non-identity affidavit from title. - XXX Cleared lender provided copy of title commitment dated XXX reflecting judgements were cleared and copy of Final Short Form Title Policy reflecting Xst lien position.

2023030880	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV XXX%. XXX% below the maximum required for this loan parameters.; Verified employment history - Stable self employment more than XXX years;	TRID XXX Missing E-Sign Disclosure - Copy of eConsent not provided within image file - XXX: Initial and final disclosures were signed in-person. Exception cleared.

CRED XXX Missing Source of Funds - Missing the documentation for the large deposits noted below, if these deposits are excluded from the average net deposits the DTI is XXX.XXX
XXXk XXX pXXX
XXX - Received a XXX that reflects Underwriter Comments to address that the large deposits were allowed as they are not atypical for the Solar Industry and available inventory, per the Narrative in file.

2023030867		Sold	2	2	1	1				Verified reserves - XXX months reserves required with greater than XXX months verified based on cash out proceeds which is allowed per guidelines.; Verified credit history - XXX indicator credit score with minimum required of XXX. Credit report reflects past current mortgage credit paid XXX for XXX and XX months. All prior consumer reflected as paid XXX ; Low LTV/CLTV/HCLTV - Low LTV of XXX%. Max allowed is XXX% for cash out Investment with XXX credit score and loan $XXX. ;	XXX Missing Loan Approval Date - Undated XXX provided. Missing lender loan approval. XXX in file reflects loan approved as XXX Experienced Investor. No DSCR ratio listed. , Client Comment:XXX acknowledged exception.
2023030881	Sold	2	1	2	1	Low LTV/CLTV/HCLTV - Loan is at XXX% LTV which is XXX% lower than XXX% permitted per matrix. ; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.;	XXX Missing Initial XXX Application - Initial XXX Application, executed by borrower, not provided in file., Client Comment: XXX Exception.	APP XXX Discrepancy between XXX and documentation stated andXor verified in file - Borrower states he owns XXX properties and is using refinances to pay off liens on other REO's; however, only XXX properties disclosed on XXX. - Lender provided statements for X additional REO's reflecting borrower is non-obligor.

2023030882	Sold	2	1	2	1	Low LTV/CLTV/HCLTV - Loan is at XXX% LTV which is XXX% lower than XXX% permitted per matrix.; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.;	XXX Missing Initial XXX Application - Initial XXX Application, executed by borrower, not provided in file., Client Comment: XXX acknowledged exception.	APP XXX Discrepancy between XXX and documentation stated andXor verified in file - Borrower states he owns XXX properties and is using refinances to pay off liens on other REO's; however, only X properties disclosed on XXX. - Lender provided statements for X additional REO's reflecting borrower is non-obligor.

2023030876	Sold	2	1	2	1	Verified reserves - Borrower has XXX months of verified reserves; Lender Guidelines require XXX months. Borrower has an additional XXX months reserves.; Minimal outstanding debt - Per the borrower's credit report in file (pg. XX), there is an established credit history since early XXX. Borrower has minimal outstanding revolving debt and two open/active installment loan also supporting conservative credit use. ; Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX% when maximum allowable up to XXX% for seasoned investors on a DSCR, SFR purXXXtransaction with a loan amount up to $XXX.;	XXX Missing Initial XXX Application - Initial Application not in loan file., Client Comment:XXX acknowledged exception	APP XXX Discrepancy between XXX and documentation stated andXor verified in file - XXX Section X provides contradictory information on REO properties. XXX reflects all properties freeXclear but discloses taXXXinsurance payment that would appear to include a lien payment. Section X to be corrected to reflect lien holder information, or correct taXXXinsurance obligation for properties documented freeXclear. - Exception set in error loan meets the seller guidelines. Borrower owns primary property free and clear per fraud report and property detail report.

CRED XXX Credit Documentation is Insufficient - Borrower owns multiple REO properties and XXX reflects mortgages that do not report on credit. UTD liens, balances, and payment history on REO's as required to confirm housing history and adherence to guidelines.  - Exception set in error loan meets the seller guidelines.   Borrower owns primary property free and clear per fraud report and property detail report.

2023030884		Sold	2	2	1	1				Low DTI - XXX% with XXX% max; Verified credit history - FICO XXX minimum XXX;	XXX Insufficient verified reserves - Insufficient verified reserves, XXX months required. $XXX documented including cash out, $XXX required, short by $XXX , Client Comment: XXX Acknowledged Exception.
2023030869		Sold	2	1	2	1				Verified reserves - XXX months reserve requirement $XXX months reserves verified remaining based on cash out proceeds. ; Verified credit history - Indicator credit score is XXX with minimum required of XXX for XXX% LTV on cashout refinance. ;	XXX Missing Initial XXX Application - Missing initial XXX application. , Client Comment: XXX acknowledged per client
2023030885		Sold	2	1	2	1				Verified credit history - Indicator credit score of of XXX which is XXX points above the minimum required of XX. ; Established Landlord history - Confirmed various rental properties. ; Verified reserves - XXX months reserves required with XXX months verified with cash out proceeds. ;	XXX Missing Initial XXX Application - Missing Initial XXX Application, Client Comment: XXX Acknowledged per Client
2023030870		Sold	2	1	2	1				Established credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.; Verified XXX payment history - Borrower is XXX on all mortgages.; Established Landlord history - Borrower has large number of existing rental properties demonstrating landlord history.;	XXX Missing Initial XXX Application - Initial XXX Application, executed by borrower, not provided in file. Review utilized XXX date of XXX., Client Comment XXX acknowledged exception.	Loan is secured by a XXX XXX loan with multiple properties. It is not being paid off with this single transaction, but being released with cash-out proceeds from multiple, concurrent transactions. Removing from commercial loan to individual ownership with vesting change as well.
2023030886	Sold	2	1	2	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified reserves - Borrower has XXX months reserves verified post-closing, which exceeds XXX required per matrix. ;	XXX Missing Initial XXX Application - Missing initial XXX. Reviewer used credit report date of XXX., Client Comment:XXX Acknowledged Exception	APP XXX Discrepancy between XXX and documentation stated andXor verified in file - Final XXX pXXX indicates a co-borrower (spouse) for which no file documentation or credit report is present for. Additionally, XXX does not include all REO's for which documentation is provided in file. - Cleared. Spouse is not a co-borrower. All REO are accounted for.

2023030887	Sold	2	2	1	1	Verified XXX payment history - Per VOR on Pg XXX, borrower has no late payments since XXX.; Conservative use of credit - Revolving credit utilization XXX%;	XXX PurXXXContract is Deficient - PurXXXcontract does not list Non-borrowing spouse. Need purXXXcontract amendment that reflects addition of non-borrowing spouse.
, Compensating Factors: Verified housing payment history (Per XXX on Pg XXX, borrower has no late payments since XXX.)	CRED XXX Unacceptable Mortgage History - BluePoint NQM Guidelines require a VOR. Any VOR completed by private party must be supported with alternative documentation showing XXX month history. - XXX.XXX.XXX Lender provided VOR from Xrd party property management.

2023030888	Sold	2	1	2	1	Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ;	XXX Missing Initial XXX Application - Missing Initial XXX Application, Client Comment:XXX Acknowledged Exception	CRED XXX Asset Documentation is Insufficient - Primary asset statement for #XXX contains two large transfers totaling XXX from account #XXX. Statements for #XXX are not provided and large transfer deposits are not adequately sourced. - XXX Lender provided clarification on guideline. Per XXX NQM guides, large deposits X transfers not required to be sourced on DSCR.

2023030872		Sold	1	1	1	1				Low LTV/CLTV/HCLTV - Max LTV per guidelines are XXX%. Loan is at XXX% LTV which is XXX% below guidelines. ; Verified housing payment history - Borrower is XXX for mortgage reporting on credit. ;
2023030873		Sold	2	1	2	1				Verified reserves - XXX months reserve requirements $XXX/XXX months reserves verified; Verified credit history - FICO XXX minimum XXX;	XXX Missing Initial XXX Application - Missing from loan file, Client Comment: XXX Acknowledged Exception.		APRV XXX Missing Underwriter Loan Approval - Missing Loan Approval. - XXX Lender provided a copy of the loan approval.
2023030868	Sold	2	1	2	1	Conservative use of credit - Borrower is using less than XXX% revolving credit use available.; Verified reserves - Borrower has verified XXX months of reserves and guideline requires XXX months. ;	XXX Missing Initial XXX Application - Missing initial XXX. Review utilized Credit Report date of XXX for review., Client Comment: XXX Acknowledged Exception	DEED XXX MortgageXDeed of Trust is not Recorded - Missing copy of lenders closing instructions to the title companyXclosing agent. Deed of Trust is not Recorded. - XXX.XXX.XXX Lender provided closing instructions reflecting Deed to be recorded.

2023030883	Sold	2	2	1	1	Verified reserves - Reserves required by guideline are XXX months, reserves verified exceed XXX months.; Verified occupancy in subject property - Borrowers have occupied the subject for XXX years per the XXX.;	XXX Income Documentation is Insufficient - Missing borrowers most recent paystubs reflecting XXX days of pay and XXX earnings for BX and BX. BX latest check stub in file dated XXX period ending XXX and BX latest check stub dated XXX pay period ending XXX., Client Comment: XXX Investor acknowledged exception. VOE completed on XXX for BX and XXX for BX.	TRID XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan EstimateXClosing Disclosure - Missing COC for increase in XXXd fee and appraisal fee on final CD XXX --The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX-XXX-XXX: Appraisal Fee, Appraisal Review Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXX CFR XXX.XXX(e)(X); XXX CFR XXX.XXX(e)(X); XXX CFR XXX.XXX(f)(X)(v)). - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX-XXX-XXX: Appraisal Fee, Appraisal Review Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit.XXX. - XXX: Confirmed final CD shows broker credit of XXX in Payoffs section. This is same amount as fee increases. Exception was fired in error.

2023030871	Sold	2	2	2	1	Verified credit history - Borrowers have a mid FICO of XXX w/a minimum requirement of XXX.; Verified housing payment history - Per the credit report borrower has mortgage history dating back to XXX reported as XXX.; Verified reserves - Borrower has XXX mths reserves verified exclusive of cash out proceeds. Total reserves with cash out XXX mths.;	XXX Missing Initial XXX Application - Missing the initial application. Review used credit report date of XXX., Client Comment: XXX Acknowledged Exception

XXX Mortgage/Deed of Trust is not Recorded - Missing copy of recorded Mortgage / Deed of Trust OR copy of lenders closing instructions to the settlement agent., Client Comment: XXX Acknowledged Exception

											XXX Guideline Exception(s) - Lender included BX employment contract to verify currently living rent free. Employment contract disclosed salary. Although not required review calculated DTI at XXX%. Due to exceptionally low DTI review has proceeded as DSCR., Compensating Factors: Verified credit history (Due to exceptionally low DTI review has proceeded as DSCR.)
2023030874	Sold	2	1	2	1	Verified credit history - Borrower has a mid FICO of XXX w/a minimum requirement of XXX.; Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of XXX	XXX Missing evidence of the Seller HUDX - Missing Seller CD., Client Comment: XXX Assignee liability.

											XXX Missing Initial XXX Application - Missing initial application. Review used credit report date of XXX., Client Comment: XXX approved exception.
2023030875	Sold	2	2	2	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified reserves - Borrower has XXX reserves post-closing which exceeds requirement;	XXX Guideline Exception(s) - Per XXX credit guidelines, sectionXXX, cash-back used to cover required reserves will be reviewed on exception basis only. No personal assets provided and cash proceeds have been used on transaction. Lender exception needed., Client Comment: XXX Acknowledged exception.

											XXX Missing Initial XXX Application - Missing initial XXX. Reviewer used credit report date of XXX., Client Comment: XXX Acknowledged Exception
2023030889	Sold	2	2	2	1	Verified reserves - Borrower has XXX mths verified reserves w/a minimum requirement of XXX.; Verified credit history - Borrower mid FICO is XXX w/a minimum requirement of XXX.;	XXX Missing Initial XXX Application - Initial loan application not in file. Review used XXX date of XXX., Client Comment: XXX acknowledged exception.

											XXX Missing XXX Agreement and/or Not Executed properly by all parties - Missing lease agreement supporting monthly rent of $XXX. Subject lease in file reflects a start date of XXX and monthly rent of $XXX. XXX reflects current rent of $XXX. As of appraisal date of XXX property is vacant per photos. **Note using the XXX renal of $XXX results in DSCR < XXX and would require a XXX% LTV exception.**, Client Comment: XXX Acknowledged Exception.
2023030852		Sold	1	1	1	1				Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines for XXX% LTV for cash-out refinance. ; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.;
2023030853	Sold	1	1	1	1	Low DTI - Verified XXX% DTI is XXX% lower than XXX% maximum.; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.;	CRED XXX LTV Exceeds Max Allowed - Subject property is a log home which falls under XXXNQM Lending Guidelines as a Unique Property (pXXX; section X.X.X). Unique properties subject to XXX max LTV. Subject transaction closed at XXX LTV which exceeds guidelines by XXX. - XXX Lender provided documentation supporting frame and masonry construction with log siding. Additional review of appraisal indicates log "style" property and is typical for the area.

CRED XXX Missing proof of PITI payment on non-subject property - Evidence of property taxes and insurance payments for borrower departing residence is not provided in file.  - XXX - Received lender response of taxes and insurance for borrower departing residence. *Exception cleared.

COMP XXX Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure. Lender has affiliates per FACTS; however no fees paid to affiliates per CD.  - Affiliates not paid at closing. ABD not required.

2023030854	Sold	1	1	1	1	Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Low DTI - Borrower verified DTI of XXX% is XXX% lower than XXX% maximum.;	HAZ XXX Hazard Insurance Coverage Amount is Insufficient - Dwelling coverage of XXX does not cover loan amount of XXX. Extended replacement coverage of XXX brings total coverage to XXX. No Replacement Cost Estimator (RCE) provided in file to support limited coverage. - XXX.XXX.XXX Lender provided RCE for XXX. Coverage sufficient.

2023030877	Sold	2	2	2	1	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per eXperienced Investor program guidelines. ;	XXX Exception(s) - Per XXX guidelines, section X.X.X, cash-back used to cover required reserves will be reviewed on exception basis only. No personal assets provided and cash proceeds have been used on transaction. Lender exception needed., Client Comment: XXX Acknowledged Exception. Cash-out results in XXX months of reserves.

											XXX Missing Initial XXX Application - Missing Initial XXX Application., Client Comment: XXX Acknowledged Exception
2023030814	Sold	1	1	1	1	Verified reserves - XXX months reserve requirement per XXX DSCR plus XXX additional for XXX additional financed properties (GL pXX) $XXX/ Borrower has XXX months reserves verified post closing which exceeds the XXX month requirement per Visionary guidelines; None - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. (visionary Grade A);	CRED XXX Missing proof of PITI payment on non-subject property - Missing statement or evidence of PITI for Primary Residence on XXX Nw XXX Dr - XXX Lender provided a response. There is no housing expense associated with the non-subject property as indicated on the XXX.

2023030813	Sold	1	1	1	1	Verified credit history - Fico XXX > XXX minimum required.; Verified employment history - Stable self employment, verified XXX years. ; Low LTV/CLTV/HCLTV - LTV XXX% < XXX% max allowed.;	CRED XXX Credit Documentation is Insufficient - Missing modification documentation to confirm modification was completed > XXX months (pg XXX) - XXX - Lender provided HAMP modification document showing terms of modification executed XXX. Mortgage statement provided which matches step terms from this mod. Modification meets all credit seasoning requirements.

2023030812	Sold	2	2	2	2	Verified credit history - Per XXX grade A PurXXX(pg. XX) the required minimum Credit score is XXX. Borrower's score is XXX which exceeds the minimum by XXX points. ;	XXX Ratio exception (DTI) - Review DTI is XXX% based on monthly income calculation of $XXX. Lender DTI per the tape value is XXX%. Max allowed for Grade A Investor occupancy is XXX%. Lender XXX (pg. XX) reflects XXX% based on a greater income figure of $XXX which exceeds the Borrower final XXX income of $XXX(p. XXX) and initial XXX income of $XXX (pg. X). , Client Comment: Investor Acknowledged DTI Exception based on the following comp factors: Verified credit history - Per XXX A PurXXX(pg. XX) the required minimum Credit score is XXX. Borrower's score is XXX which exceeds the minimum by XXX points.

XXX Missing Third Party Appraisal Review - Missing Collateral Appraisal Review as required per guidelines (pg. XX/XXX). UCDP must receive a successful transmission and an SSR provided for both XXX and XXX. SSR must be dated on or after the appraisal date.
XXX ordered XXX. , Client Comment: XXX: CDA completed on XXX; value = $XXX.  Negative variance of XXX% is within XXX% tolerance.  XXX for post-close cure.

XXX File Documentation is Incomplete - PerXXX Pg. XX section XX.XX.X Non-Sufficient Funds requires a signed and dated letter of explanation outlining the reason(s) for the occurrence(s) and how the issue was rectified for account ending XXX  XXX. , Client Comment: Investor Acknowledged Exception based on the following comp factors: Verified credit history - Per XXX A PurXXX(pg. XX) the required minimum Credit score is XXX.  Borrower's score is XXX which exceeds the minimum by XXX points.

XXX Corrections to the Mortgage/DOT are not initialed by the Borrower(s) - County on the notary signature changed, initialed by the notary and not the borrower., Compensating Factors: Verified credit history (No material changes made to the Mortgage, thus no assignee liability)	CRED XXX Asset Documentation is Insufficient - *UPDATED* Borrower must have XXX of own seasoned funds when a gift is received per guidelines (pg. XXX) or XXX. Gift funds cannot be used toward reserves.
** Borrower received a gift of XXX,XXX.XXX. Letter and evidence of wire in file (pgs. XXX-XXX) but sourcing of the gift has not been provided from the donor's account(s).
**File contains borrower provided bank printouts (pg. XXX and XXX) with funds representing cash in borrower's account ending #XXX and #XXX.  Guidelines require two months bank statements to document assets. Two months prior statements provided with ending balances of XXX.XXX and $-X.XXX thus not sufficient for reserve fundsXminimum contribution. Printouts reflects higher positive balances.  Printouts are not listed as acceptable form of verification. Missing is January, XXX statements from each bank to support the balance of XXX,XXX.XXX (printout balance on XXX) and XXX.XXX per the printouts used or borrower has not provided evidence of minimum XXX of own funds or required reserves. Additional bank statements in file are business accounts but no verification provided these belong to the borrower.

Borrower must have XXX of own seasoned funds when a gift is received per guidelines (pg. XXX) or XXX. Gift funds cannot be used toward reserves.
** Borrower received a gift of XXX,XXX.XXX. Letter and evidence of wire in file (pgs. XXX-XXX) but sourcing of the gift has not been provided from the donor's account(s).
**File contains borrower provided bank printouts (pg. XXX and XXX) with funds representing cash in borrower's account ending #XXX and #XXX.  Guidelines require two months bank statements to document assets. Two months prior statements provided with ending balances of XXX.XXX and $-X.XXX thus not sufficient for reserve fundsXminimum contribution. Printouts reflects higher positive balances.  Printouts are not listed as acceptable form of verification. Missing is January, XXX statements from each bank to support the balance of XXX,XXX.XXX and XXX.XXX per the printouts used or borrower has not provided evidence of minimum XXX of own funds or required reserves. Additional bank statements in file are business accounts but no verification provided these belong to the borrower.
  - XXX - Received lender response of: "request to follow guideline listed below. Lender provided a snip of guideline for gift documentation to show documentation must include one (X) of following to include the "proof of receipt of wire transfer.
*Exception cleared for item #X (#X, cleared XXX). Guideline confirms (pg. XXX, XXX Classic Guide XXXzzX: proof of receipt of wire transfer Wire transfer evidence in file (pg.XXX) reflects beneficiary is Settlement Agent and funds match to gift letter (pg. XXX) and list donor's bank and donor's address.

DEED XXX All title holders did not execute the MortgageXDOT - Non borrower, XXX XXX XXX did not execute the MortgageXDOT (pg. XXX). Preliminary title (pg. XXX) reflects her name as a proposed insured with the borrower. Deed of Trust in borrower name only.  - XXX - Received copy of Short Form title reflecting the borrower name as only XXX. *Exception cleared.

CRED XXX Insufficient Verified Funds to Close - Asset documentation is deficient to verify borrowers minimum required reserves and down payment.  Borrower required to verify of own funds XXX (XXX down) + XXX.XXX (X months reserves) = XXX,XXX.XXX minimum. Asset documentation in file is deficient (see CRED XXX).  - XXX - Received lender response of: "request to follow guideline listed for gift.  to include the "proof of receipt of wire transfer.
*Exception cleared for gift and borrower own funds. Guideline confirms (pg. XXX, XXX XXX XXXzzX: proof of receipt of wire transfer Wire transfer evidence in file (pg.XXX) reflects beneficiary is Settlement Agent and funds match to gift letter (pg. XXX) and list donor's bank and donor's address. And, Guideline does not state printouts are acceptable forms of asset documentation; however, printouts are referenced for XXX-XXX months statements for income and stipulate that the bank URL must be on each page. Printout provided for XXX reflects URL on each page.  Printout dated XXX reflects a balance of XXX,XXX.XXX. This balance is allowed to confirm XXX of own funds plus required reserves before gift.

APP XXX Missing Schedule of Real Estate Owned - Primary residence: missing evidence that this property was paid off. The loan file includes a mortgage statement with a payment amount of XXX.XXX that was considered in qualifying.  The final XXX shows a zero mortgage payment see pg. XXX.  - XXX - Received response from lender of: "The property is not paid off. It was excluded because our borrower is not on the noteXloan. Per RealQuest and the mortgage statement in file, XXX is on the loan.  Since our borrower is not on the noteXloan it should be ok to exclude the mortgage payment.
*Exception cleared.  Payment was considered in qualifying. Property detail report confirm loan is active in XXX name (not on subject loan).

2023030809	Sold	2	2	1	2	Low DTI - Borrower approved DTI is XXX%. Max DTI for XXX is XXX%. ; Verified credit history - Mid FICO score of XXX exceeds the minimum required of XXX by XX points for XXX. ;	XXX Unacceptable Property Zoning - Subject property location is Rural with zoning indicted to be RR (Residential Rural) per Appraisal (pg. XXX). PerXXX XXX, section X.XX (p.XX/XXX), Rural properties are ineligible. Total XXX on site is XXX acres, guidelines state maximum acreage for acceptable property location is XXX acres. XXX in file (pg.XXX) reflects an exception approval is required. None located in file. , Client Comment XXX Acknowledged Exception to accept Rural property.

XXX LTV Exceeds Max Allowed - XXX% LTV exception. Subject LTV is XXX%. Rent-free XXX requires a XXX% reduction from maximum LTV available which is XXX%.  No evidence of lender acknowledged exception in file. Lender XXX (pg. XXX) reflects XXX% as LTV but comments reflect max is XXX%.    , Client Comment: XXX accepts based on compensating factors.: Borrower is a minimal user of credit, Low DTI.

XXX Insufficient Verified Reserves (Number of Months) - Updated cleared XXX exception and included in assets available for funds to close.  Assets short $XXX to meet the XXX requirement of XXX months.
											Loan for XXX rent-free borrower requires XXX total months reserves (XXX for loan plus XXX for rent-free XXX). Borrower has XXX verified after closing, thus short XXX months. Contract reflects $XXX XXX money deposit. XXX bank statement reflects a transfer of $XXX but unable to confirm this is for escrow. Missing proof of receipt by title agent. , Client Comment: XXX accepts based on compensating factors.: Borrower is a minimal user of credit, low DTI. first time homebuyer requires XXX months of reserves. Verified reserves of XXX months.
2023030805	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - Maximum LTV for a purXXXof an investment property perXXX pg. XX is XXX%, LTV for subject is XXX% ; Low DTI - Verified DTI is <XXX%, which is below guideline maximum DTI of XXX%.; Verified reserves - Reserves verified exceed XXX months, required reserves are at the maximum of XXX months, actual calculation is XXX months reserves for an A+ Champion, XX additional months for each REO (XXX per property) and XXX months for an investment property.;	COMP XXX File Documentation is Incomplete - Appraisal form XXX not provided. Per XXX XXX Classic guides, the lower of actual lease rent or market rent per XXX to be used for qualification. - XXX Review updated to exclude rental income from the subject for qualification. DTI excluding subject rental is XXX.XXX with is well below the max allowed DTI of XXX.

CRED XXX Income Documentation is Insufficient - Borrower provided XXX and XXX XXX's with Schedule E's and filing extension for XXX taxes. Loan closed XXX which is past the XXX tax filing extension date. XXX XXX's needed. Subject to reverification of Sch E rental income. - XXX - Received copy of XXX XXX tax return of borrower with satisfactory recalculation of Schedule E income. *Exception cleared.

2023030804	Sold	2	2	1	1	Verified reserves - Borrower has XXX months reserves post-closing which exceeds XXX months required per guidelines.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.;	XXX Discrepancy between XXX and documentation stated and/or verified in file - Final XXX (p. XXX) and XXX (p. XXX) do not match. Large income variance between both documents. Additionally, per Section X of Final XXX (p. XXX), Borrower will retain current residence at XXX; however Section XXX states borrower rents this address. , Client Comment: XXX acknowledged exception.

XXXMortgage/Deed of Trust is not Recorded - DOT (p. XXX) is not recorded. Closing instructions not provided in file instructing tile company to record the security instrument., Client Comment: XXX Acknowledged Exception	CRED XXX Missing Verification of Rental - Per XXX Guide XXX, Section XXX.X.X, housing payment history is required for all borrowers. Grade A mortgage history is XXX. Unable to locate VORXVOM for current address (X months) or prior address. - XXX - Received a VOR dated Post-Closing on XXX for address reflecting account as satisfactory. Reflects lease expires on XXX. Loan closed as an Owner Occupied transaction. Original XXX reflected the Borrowers would retain, thus lease amount included in qualifying.
*Exception cleared for missing most recent address verification of payment history.

CRED XXX Unacceptable Mortgage History - Per XXX Guide XXX, Section XXX.X.X, housing payment history is required for all borrowers. Qualifying for Grade A requires XXX mortgage history. Unable to locate VORXVOM for current address (X months) or prior address. - XXX Lender provided documentation to show borrower meets guidelines (section X.X.X) for Housing History with <XXXmo verified.

2023030803		Sold	1	1	1	1				Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required X months per the bank statements (pg. XXX, XXX, XXX-XXX) and final CD (pg. XXX).; Established credit history - Borrower's credit report in file (pg. XXX) reflects a qualifying FICO of XXX and established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history;
2023030810	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - Cash out refinance of an owner occupied property allows for XXX% XXX XXX XXX pg. XX section XXX, ltv for this loan is XXX%; Established credit history - Borrowers' have an established credit history as evidenced by the credit report, pg. XXX.;	DEED XXX MortgageXDeed of Trust is not Recorded - Texas Home Equity Security Instrument has not been recorded and closing instructions were not provided to verify intent to record. - XXX - Received copy of subject recorded Texas Home Equity Security Instrument. *Exception cleared.

2023030807		Sold	1	1	1	1				Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required XXX per the bank statements (pg. XXX) and final CD (pg. XXX); Verified credit history - Borrower's credit report in file (pg. XXX) reflects an established credit history since XXX. History reports no late payments made and XXX qualifying FICO.;
2023030851		Sold	1	1	1	1				Established credit history - Borrower has an established credit history as exhibited by the credit report located on pg. XXX.; Verified liquid assets and/or savings history - Reserves required are a total of XXX months, cash out proceeds are allowed and equal XXX months.;
2023030855		Sold	1	1	1	1				Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified housing payment history - Credit report p.XXX in file reflects XXX months of satisfactory mortgage history paid XXX. ;
2023030856	Sold	2	2	2	1	Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required X per final CD (pg. XXX); Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XX.XXX% when max allowable is XX% for a Cash-out refinance - Investment Property.;	XXX Loan Disbursement Date and Interest From on HUD do not match - Final CD (pg XXX reflects a Disbursement date of XXX; however the interest start date reflects XXX (pg.XXX and XXX). Unable to determine if final CD is in file., Client Comment: XXX: Investment property, not subject to compliance testing.

											XXX Missing Loan Approval Date - Missing dated XXX in loan file (pg. X). XXX reflects terms of loan approval. , Client Comment: Investor acknowledged
2023030857	Sold	2	2	1	1	Low DTI - XXX % DTI is XXX% lower than the XXX% maximum.; Verified ownership of subject property - The title policy indicates the borrower has owned the subject since XXX. XXX months required.;	XXX Rental income is being used from an expired lease - Lease agreement p.XXX for non subject (XXX) reflects an expiration date of XXX. Agreement terms section XXX states
The terms of this lease shall begin on the Commencement date and end on the expiration date and thereafter will automatically renew on an XXX renewal basis., Client Comment: XXX acknowledged exception. Lease automatically converts to month-to-month.	CRED XXX Missing proof of PITI payment on non-subject property - Missing verification of PITI for XXX XXX supporting a payment as stated on credit report XXX (pg.XXX).
 - XXX - Received lender response of: Mortgage statement for the non-subject REO was provided in original file, with lender providing a snip of the statement to reflect a total payment of XXX.XXX. Exception cleared.

2023030806	Sold	2	1	1	2	Verified credit history - XXX X.X pXX- minimum fico is XXX- the borrowers fico score is XXX which exceeds minimum by <XXX points.; Income verified was not used in qualifying - Per CPA letter XXX- borrower only used one business to qualify for the transaction, borrower partially owns XXX other like businesses.;	XXX Missing PLS required secondary valuation. - Per XXX pXX- A XXX XXX with score <=XXX must be ordered, no SSR or CDA provided in file.
CDA ordered XXX., Client Comment: XXX for post-close cure. CDA received with variance of XXX%.	CRED XXX Gift Funds not Properly Verified - Gift letter pXXX iao XXX,XXX does not match actual gift funds received and applied by escrow of XXX,XXX.XXX. Additionally, proof of receipt confirmation not provided in file. - XXX.XXX.XXX Lender provided wire confirmation from Donor to title to verify receipts of gift funds iao XXX,XXX.XXX.

TRID XXX No proof borrower(s) can receive documents via the electronic method as intended - E-sign disclosure is not provided in file. - XXX.XXX.XXX Lender provided borrower authorized e-Sign Disclosure.

TRID XXX Missing E-Sign Disclosure - E-sign disclosure is not provided in file. - XXX.XXX.XXX Lender provided borrower authorized e-Sign Disclosure.

2023030811	Sold	2	2	1	2	Verified reserves - XXX months required, XXX for investment property, XXX for additional financed property XXX reserves required $XXX/ borrower has XXX reserves verified post close which far exceeds the XXX months reserves required per guidelines.; Verified credit history - XXX requires XXX minimum FICO, the borrowers FICO is XXX;	XXX FNMA/FHLMC loan with no secondary valuation to support appraised value - XXX pXX- Desktop Appraisal Review is required per GLs due to risk score from SSR pXXX is XXX.
CDA ordered XXX. , Client Comment: XXX for post-close CDA supporting value.

											XXX Missing proof of XXX payment on non-subject property - Proof of XXX on primary residence is not provided in file. Verification of escrowed payment, or additional tax and insurance obligation is needed. Subject to reverification of DTI. , Client Comment: XXX acknowledged exception. Estimated insurance premium of $XXX per year brings DTI to XXX%.
2023030808		Sold	1	1	1	1				Verified reserves - XXX pXX Grade A Xmo required reserves XXX for Investor = XXX months total required reserves. Borrower shows XXX reserves verified post close, which exceeds guideline requirement.; Low LTV/CLTV/HCLTV - Loan LTV is XXX which is below guideline maximum.;
2023030878	Sold	2	2	1	1	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX% when max allowable is XXX% for owner occupied two units purXXXtransaction with a loan amount up to $XXX; Verified credit history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX.;	XXX Insufficient Verified Reserves (Number of Months) - Missing verification of required reserves of $XXX (SubjectXXX
XXX)  ** See XXX for additional details., Client Comment: XXX acknowledged exception.

XXX Asset Documentation is Insufficient - Missing two months bank statement for each of the following bank accounts as required by the eResi guidelines.  Accounts are needed to verify sufficient funds to close and meet the reserves requirements:
X) XXX/# ending XXX, only the XXX statement provided (pg XXX, Ending Balance $XXX)
X) XXX/# ending XXX, only the XXX statement provided (pg XXX, Ending Balance $XXX)
X) XXX/# ending XXX, only the XXX statement provided (pg XXX, Ending Balance $XXX)
X) XXX/# ending XXX, only the XXX statement provided (pg XXX, Ending Balance $XXX)
(Additional funds based on the XXX month of statements provided $XXX)
, Client Comment: XXX acknowledged exception. Using X month of banks statements, closing funds are verified.	CRED XXX Insufficient Verified Funds to Close - Missing verification of sufficient funds required to close in the amount of XXX.XXX. Total funds verified XXX,XXX.XXX, short XXX,XXX.XXX. ** See CRED XXX for additional details., Client Comment: XXXInvestor acknowledged exception. Using X month of banks statements, closing funds are verified. - Added assets - Replaced CRED XXX

2023030863	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - Transaction closed at XXX% LTV which is XXX% below allowable XXX% LTV per program matrix. ; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.;	APPR XXX HPML Appraisal Requirements are Not Met - Appraisal does not include executed certification stating the appraisal was prepared in accordance with USPAP and Title XI of FIRREA and any implementing regulations. - XXX Updated appraisal with XXX verbiage on page XXX received.

TRID XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan EstimateXClosing Disclosure - Missing COC for addition of Xnd courier fee on CD issued XXX. Fee was added in amount of XXX and reduced to XXX on final CD.  This is a zero tolerance fee as payee is affiliate of lender.  - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX-XXX-XXX: Sub Escrow. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXX CFR XXX.XXX(e)(X); XXX CFR XXX.XXX(e)(X); XXX CFR XXX.XXX(f)(X)(v)). - XXX: Received COC. Exception cleared.

2023030858		Sold	1	1	1	1				Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX% when max allowable is XXX% for Cash Out Refinance with a loan amount up to $XXX.; Verified reserves - XXX months verified reserves which exceeds XXX months requires per XXX Program XXX pg.X;
2023030859		Sold	2	2	1	1				Verified reserves - Reserves remaining after closing is XXX months. NQM Retail Investor Program XXX requires subject loan to have XXX months reserves plus X for additional REO owned for a total of XXX months. ; Verified credit history - XXX Program XXX requires minimum fico of XXX, borrowers fico score is XXX.;	XXX Missing Lease Agreement and/or Not Executed - Missing executed lease for subject property reflecting monthly rent amount of $XXX per month. Subject loan closed under a XXX program and lender lease amount per XXX worksheet in file (pg. XX) is $XXX as stated. Appraisal reflects higher market rents, thus verification of current lower rental is required to confirm DSCR ratio. , Compensating Factors: Verified reserves (XXX- Guidelines state that if refinancing a vacant property, a XXX% vacancy factor must be applied to the gross market rent on Appraisal XXX prior to calculating the DSCR. Appraisal XXX in file does not reflect this calculation; however, lender DSCR worksheet in file (pg. XX) reflects the DSCR ratio as calculated with a reduced market rental amount based on taking the appraisal market rent of $XXX% vacancy factor to calculate to $XXX. )
2023030815	Sold	2	2	1	1	Verified reserves - XXX pXX- requires XXX months reserves for Grade A, and XXX for LTV and XXX for XXX- XXX reserves required $XXX/ borrower has XXX months reserves verified post close which exceeds the XXX requirements.; Verified credit history - XXX Classic Guide XXX pXX requires fico minimum of XXX borrower has a fico score of XXX.;	XXX Mortgage/Deed of Trust is not Recorded - Closing Instructions directing title agency to record the security instrument are not provided in file., Client Comment: XXX Acknowledged Exception	COMP XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure not in file. FACTS Disclosure not in file. Unknown if lender has affiliates. - XXX: Received memo affirming lender has no affiliates. ABD not required.

2023030822	Sold	2	2	1	1	Verified reserves -XXX- pXX requires X reserves for X additional financed property, X for Grade A+, X for LTV, X for investment property equals XXX reserves at $XXX/ Borrower has XXX months verified post close which exceeds the guideline requirements.; Verified credit history -XXX XXX pXX- has a minimum fico requirement of XXX- the borrowers fico score is XXX.;	XXX Discrepancy between XXX and documentation stated and/or verified in file - DTI discrepancy due to lender calculation of debt liabilities. Review calculated $XXX in monthly debts, which matches XXX pXXX. Lender XXX pXXX indicates $XXX in monthly debt payments. Unable to determine where XXX debt figures are from and no documentation for additional debts not on credit report has been provided. Lender to correct XXX, or provide documentation for additional liabilities. , Compensating Factors: Verified reserves (XXX- Received a response from lender of: XXX and XXX do reflect the current primary residence. Borrower does not own the primary residence, it is owned by his wife only. XXX reflects "no primary home expense" since owned by this wife and no debt on the XXX since not in the borrower's name. A copy of the Note for the primary residence is attached.
											*Exception Overridden * Lender originally made an error in XXX/XXX for debt. Borrower is qualifying with full subject PITIA without rents considered that has been owned since XXX. Primary residence in name of borrower's spouse only thus Borrower prior housing history confirmed with prior mortgage on credit report paid off XXX (pg. XXX + addl prior mtg pg. XXX) and subject prior history since XXX to present which covers XXX for A+ guideline with a few months gap betweenXXX and XXX but XXX months total confirmed. Lender provided updated XXX and XXX. XXX is not executed, thus overridden to EVX level. )
2023030819	Sold	1	1	1	1	Verified reserves - XXX pXX requires X months reserves per Grade A+ $XXX. Borrower has XXX months reserves post close verified which exceeds the guideline requirement.; Low DTI - XXX pXX per Grade A+ requirements the DTI max is XXX%, the borrowers DTI for this transaction is XXX%.;	TRID XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan EstimateXClosing Disclosure - Missing COC for increase in Loan Discount fee from XXX,XXX.XXX to XXX,XXX.XXX on CD issued XXX. -- - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX-XXX-XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XXX CFR XXX.XXX(e)(X); XXX CFR XXX.XXX(e)(X); XXX CFR XXX.XXX(f)(X)(v)). - XXX: Received copy of COC and interim CD issued XXX. Exception cleared.

2023030862		Sold	1	1	1	1				Verified credit history - Borrower's credit report in file (pg. XX) reflects qualifying FICO of XXX, and established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history.; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.;			HUD XXX Missing Final HUD-X - Final Closing Disclosure andXor Settlement Statement is not provided in file. - XXX - Recd final settlement statement certified by the settlement agent.
2023030816	Sold	1	1	1	1	Verified reserves -XXX pXX- requires XXX months reserves for the subject $XXX/ borrower has XXX months reserves verified post close which exceeds the guideline requirement.; Verified credit history - XXX pXX- minimum fico of XXX, borrower has XXX fico score, which exceeds the guideline minimum.;	COMP XXX Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure for Lender. FACTS in file (p. XXX) does not indicate whether lender has any affiliates. - Known affiliate not used for services. ABD not required.

TRID XXX Estimated Total MinimumXMaximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (XXX CFR XXX.XXX(b)(X)) - Variance is due to the insurance premium for the HOX, pXXX.  Lender value of XXX.XXX appears to be based off of the basic coverage premium instead of the total policy premium as reflected on pX.  Total Policy Premium XXX.XXX=XXX.XXX.  The Estimated Total Maximum Payment Amount in column X of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX.XXX), while the Calculated Projected Payments Table has a value of (XXX.XXX). - The Estimated Total Maximum Payment Amount in column X of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX.XXX), while the Calculated Projected Payments Table has a value of (XXX.XXX). - XXX Monthly escrow on Final CD matches IEAD. Exception cleared.

APP XXX Missing Initial XXX Application - Unable to locate initial XXX in file. - XXX - Received copy of borrower eSigned initial XXX.  Lender dated XXX to confirm initial application date.

*Exception cleared.

CRED XXX Missing Tax Transcript(s) - Per guideline section XXX.X.X all wage earner income sources must be supported by IRS tax transcripts.    Signed XXX-C is in the file (pXXX) but the transcripts could not be located. - XXX - Received XXX and XXX tax transcripts.

*Exception Cleared.

2023030821		Sold	2	2	1	1				Verified reserves -XXX pXX- requires XX reserve months to be verified $XXX/ borrower has XXX months post close verified which exceeds the guideline requirement.; Verified credit history - XXX pXX- requires a fico minimum of XXX, borrowers lower of the XXX med is a fico of XXX.;	XXX Back-end Ratio exception (DTI) - Review DTI verified at XXX% which exceeds guideline max of XXX%. XXX does not account for primary residence property taxes and insurance obligation. No statement provided in file to indicate payment is escrowed. XXX reflects total tax/ins of $XXX/mo. Verified taxes are $XXX/mo plus insurance of $XXX for a total primary XXX of $XXX vs. Lender qualified payment of $XXX., Client Comment: Investor acknowledged exception based on residual income of $XXX, mid FICO of XXX, Verified housing history, and LTV/CLTV of XXX%.
2023030820		Sold	1	1	1	1				Verified credit history - Borrower's credit report in file (pg. XXX) reflects an established credit history since XX/XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history; Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XX months per the bank statements (pg.XXX-XXX).;
2023030824	Sold	2	2	1	1	Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements (pg. XXX, XXX) and final CD (pg. XX).;	XXX Discrepancy between XXX and documentation stated and/or verified in file - Based on Lender provided post-closing copy of tax bill and HOI for borrower primary residence, the total primary residence payment increased to change the final qualifying DTI. Lender provided revised final XXX and XXX of which neither are executed by lender or borrowers.
, Compensating Factors: Verified reserves (XXX - Received copy of tax bill and HOI for borrower primary residence post-closing along with a revised XXX and XXX reflecting  a final qualifying DTI that remains within guidelines. Borrower did not execute revised XXX.
*Overridden to EVX status as no material changes. )	HAZ XXX Hazard Insurance Coverage Amount is Insufficient - Dwelling coverage of XXX does not cover loan amount of XXX. No extended replacement coverage or Replacement Cost Estimator (RCE) provided in file. - XXX - Received Lender response and XXX page document that HOI dec page provided reflects DPX coverage which gives Replacement Cost per definition and addendum with the Dec page.

*Exception cleared. Policy type DPX checklist of coverage (pg. XXX of document) reflects "Replacement Cost" as the loss settlement basis for the dwelling, other structures and personal property coverage.

CRED XXX Missing proof of PITI payment on non-subject property - Missing evidence of acceptable verification of taxes and insurance on borrower primary residence. - XXX - Received copy of tax bill and HOI for borrower primary residence along with revised XXX and XXX.

*Exception cleared.

2023030890	Sold	2	2	2	1	Low DTI - Subject borrower's DTI is XXX% when the guidelines allow a maximum of XXX%;	XXX No Real Estate Commission(s) disclosed on final Closing Disclosure for PurXXXtransaction (XX CFR XXX.XX(g)(X)) - Buyer final CD does not reflect the sales commissions paid. Realtor commission shows on seller CD.
, Client Comment: EVX; no assignee liability.
XXX - PCCD rec'd dated XXX does not include Realtor commissions.

XXX The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for changes to several fees in the XX% tolerance category: Settlement Fee increased by $XXX, Archive Fee added for $XXX, Closing Protection Fee added for $XXX, Electronic Document Fee added for $XXX, Title Endorsements added for $XXX, Courier Fee - Title added for $XXX, Processing/Verification Fee added for $XXX, Recording Service Fee added for $XX, State Title Fee added for $XXX.  These fees are paid to provider from Service Provider List, so they are in the XXX% tolerance category. The XXX of $XXX offsets the addition of Transfer Taxes for $XXX. Loan Discount Increase of $XXX is non-issue; rounding from LE to CD. -- - A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance., Client Comment: EVX Post closing corrective action-XXX the following documentation was received: XXX dated XXX, LOE to the borrower, copy of refund check in the amount of $XXX, XXX Tracking.  Finding downgraded to an EVX for Post Closing corrective action.

XXX Insufficient verified liquid reserves - UPDATED XXX -Total reserves required XXX/ $XXX, Total reserves verified XXX/$XXX, Short XXX mths/ $XXX. - XXX minimum per program matrix. Gift funds have been applied to funds to close in review (see XXX) and borrower personal funds remain short on reserves. , Client Comment: XXX approved exception.

XXX Questionable Occupancy - Homeowner's insurance policy pXXX indicates coverage including "Home-Sharing Host Activities". Transaction is an owner-occupied purXXXand coverage indicates use as investment and/or short-term rental. , Client Comment: XXX approved exception. Borrower does not own other property.	CRED XXX Asset Documentation is Insufficient - UPDATED XXX- X) Missing documentation to evidence receipt of gift funds from the gift donor to the titleXclosing agent.

X) Missing updated CDXFinal settlement statement reflecting receipt of the gift funds as it's own line item.

ORIGINAL -Gift funds iao XXX,XXX are shown as paid to title per check pXXX; however, no receipt is provided from title and funds do not reflect on Closing Disclosure.  - XXX - received PCCD showing gift funds to close along with copy of check to title with donor's name in memo section.

CRED XXX Income Documentation is Insufficient - UPDATED XXX - Missing updated P&L through XXX. Per ALT Doc vX.X guides, section X.X.X regarding P&L-Only qualification, P&L must cover previous XXXmo with most recent month within XXX-days of closing. P&L in file pXXX is dated XXX-XXX and is >XXXdays from closing date of XXX.  - XXX Updated P&L through XXX received.

HCOST XXX High Cost Failure - The loan fees (XXX,XXX.XXX) exceed the (XXX) High Cost fee limit, which is (XXX,XXX.XXX), the difference is (XXX.XXX).

The loan fees (XXX,XXX.XXX) exceed the (XXX) High Cost fee limit, which is (XXX,XXX.XXX), the difference is (XXX.XXX). - XXX: Rate sheet received on XXX, along with clarification emails confirms the discount points are bona fide. Also, Initial LE shows rate of X.XXX with no discount points. Subsequent LEs and CDs show rate of X.XXX with X.XXX  discount points. Loan is not high cost.

CRED XXX PurXXXContract is Deficient - PurXXXContract pg.XXX-Line XXX reflects closing date XXX. Actual closing date is XXX; contract addendum is needed. - XXX Received revised p. XXX of PurXXXContract with new date initialed by parties.

COMP XXX HPML Loan - Non-compliant HPML due to ATR not documented at origination.  See CRED XXX, CRED XXX, and CRED XXX.--
The loan's (X.XXX) APR equals or exceeds the Federal HPML threshold of (X.XXX). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XXX).(XXX CFR XXX.XXX(a)(X)(i)) - XXX Verified loan is ATRX HMPL Compliant.  P&L provided coverers XXX mths of XXX-XXX.  Documentation to verify receipt of gift funds and reserves does not XXXt the borrowers ability to repay.

COMP XXX Missing Affiliated Business Disclosure - Unable to locate Affiliated Business Disclosure or FACTS in file. Unknown if lender has affiliates.  - XXX: Received memo affirming lender has no affiliates. ABD not required.

2023030817		Sold	2	1	1	2				Verified reserves - Borrower has XX months of verified reserves remaining after closing when guidelines require XX months.; Low LTV/CLTV/HCLTV - Transaction LTV is XX.XX%, which is >XX% lower than allowable LTV of XX% per eligibility table pXX guidelines. ;	PROP XXX Property Type is prohibited - Rural properties are ineligible per guidelinesXXX pXX. Lender exception note pXXX SUBJECT TO INVESTOR REVIEW AND APPROVAL., Client Comment: XXX approved exception.
2023030823		Sold	1	1	1	1				Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required X months per the bank statements (pg. XXX, XXX) and final CD (pg. XXX).;
2023030818	Sold	1	1	1	1	Verified reserves -XXX- pXX- requires X reserves plus XX for LTV, XXX reserves required $XXX/ Borrower has XXX reserves verified post close which exceeds the reserve requirements.; Verified credit history - XXX pXX- requires minimum fico of XXX and the borrowers fico exceeds it with a fico score of XXX;	COMP XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure not in file. FACTS Disclosure not in file. Unknown if lender has affiliates. - XXX - Recd executed Affiliated Business Disclosure

HUD XXX Sales Price on HUD-X does not agree with PurXXXContract - Missing addendum to the purXXXagreement reducing the sales price to XXX. PurXXXagreement (p. XXX), is for the original XXX. (Final CD (p. XXX), reflects purXXXprice of XXX.)  - XXX - Recd addendum updating purXXXprice

TRID XXX Missing E-Sign Disclosure - E-Consent not in file.  - XXX - Recd E-Sign Disclosure

2023030879	Sold	2	2	1	1	Verified housing payment history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX. ;	XXX Back-end Ratio exception (DTI) - *UPDATED* Review DTI is XXX% based on the addition of the business bank account with applied XXX% expenses per CPA letter in file (pg. ). Max DTI allowed is XXX%.

Review DTI on subject loan is XXX% and exceeds guidelines.  Lender DTI per the XXX (pg.XX) reflects XXX%.  Max allowed per guidelines is XXX%. Per worksheets pXXX-XXX, Lender used both business and personal bank statement for the same business. Review DTI Used XXX Months Personal bank statement only as unable to support use of personal plus business when only one business / income source is present. Business expenses considered from business account and no expense factor has been used against personal statements in review. , Client Comment: Investor acknowledged exception based on the following comp factors: Owner Occupied refinance, Verified housing payment history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX.

XXX Guideline Exception(s) - Guidelines permit XXX for XXX bank statement period. There are XXX present. XXX pXX notes internal acknowledgement of XXX; however, no lender exception provided. , Client Comment: Investor acknowledged exception based on the following comp factors: Owner Occupied refinance, Verified housing payment history - Credit report (pg.XXX) in file reflects XXX months of satisfactory mortgage history paid XXX.	CRED XXX Missing Verifiable Months of Income Earnings - Missing Personal Bank statement #XXX Feb. XXX. Per worksheet pXXX, lender used XXX(pg.XXX) for XXX income. Review matched Lender worksheet; however, recalculation of income and DTI is needed upon receipt of missing bank statement. - XXX - Received XXX personal bank statement.

*Exception cleared.

COMP XXX HPML Loan - Non-compliant HPML due to lack of ATR.  See CRED XXX, CRED XXX and QMATR XXX. --

The loan's (X.XXX) APR equals or exceeds the Federal HPML threshold of (X.XXX). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XXX).(XXX CFR XXX.XXX(a)(X)(i)). - Additional income docs received on XXX. Exception cleared.

QMATR XXX Missing Documentation or Proof of ATR Underwriting Factors - Verification of ATR Underwriting Factors is not documented with qualifying DTI of XXX.XXX (exception CRED XXX) and multiple NSFs on bank statement (exception GIDE XXX). - Additional income docs received on XXX. Exception cleared.

2023030860	Sold	1	1	1	1	Low LTV/CLTV/HCLTV - LTV on subject property is XXX% with a max allowable LTV of XXX%.; Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. Borrower has established credit history with oldest active XXX from XXX.;	CRED XXX Missing Required Fraud Tool - Fraud Report is missing from loan file. Per XXXNQM Lending Guide XXX, Section X.X (p. XXX), a third party fraud report must be ordered with all alerts satisfactorily addressed. - XXX - Recd Fraud report along with UW comments to address findings.

2023030864		Sold	1	1	1	1				Verified reserves -XXX- requires XXX months reserves to be verified at $XXX/ Borrower has XXX months reserves post close verified which exceed the matrix requirement.; Verified credit history - XXX- requires minimum fico for I/O loan at XXX, borrowers fico score is XXX.;			ROR XXX Missing Right of Rescission - Missing ROR executed by borrower and NBS XXX XXX. ** Final Compliance Review Pending ** - XXX Lender provided copy of ROR executed by borrower and NBS.
2023030866	Sold	2	2	2	2	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.;	XXX Missing Third Party Appraisal Review - Missing CDA/ARR. Per XXX Guidelines XXX , Section X.X Valuation Overview (p. XX), Appraisal reviews are required for all loan amounts., Client Comment: Investor acknowledged exception based on XXX SSR score of XXX

XXX Missing evidence of the Seller Closing Disclosure - Missing Seller CD., Client Comment: EVX No Assignee Liability.

XXX Missing Source of Funds - Missing documentation to source the following deposits as funds are needed to meet the reserves requirements of XXX (XX mths):
X) XXX  Savings A/# XXX deposit XXX $XXX (pg XXX)
X) XXX XXX, X deposits of $XXX on XXX andXXX (pg XXX)

**reserves verified with deposits included $XXX **, Compensating Factors: Verified credit history (XXX - Received:
X)  A processors cert stating: "per conversion with the borrower, the $XXX deposit to open the XXX account #XXX in xxx XXX was funds that came from the borrower's insurance company for their XXX XXX that was stolen. The Insurance company, XXX paid them out". Attached is a copy of check and at the bottom, there is evidence of an electronic deposit on XXX. The XXX deposit matches to the deposit on the printout in file (pg. XXX).
X) A processor rebuttal that the XXX XXXdeposits of $XXX do not need to be sourced since it's less than XXX% of the borrower's total income.
*Exception Waived*. Exception waived to EVX level due to resolution post-closing. XXX XXX account has been sourced and thus only a portion of the XXX account is required for meeting full reserves. Guidelines state any large deposits not consistent with Applicant income must be sufficiently documented to determine sufficient assets. Processor cert on not needing to source these funds is reasonable. Waived to XXX as XXX does not reflect all funds for XXX or XXX accounts.
)

XXX Appraisal is Incomplete - ***NEW*** XXX -  Appraisal states property is located in a PUD, but does not list HOA fees. , Client Comment: XXX - Per Investor email, waiver of HOA condition is accepted as Investor is satisfied with the documents provided. The home is located in a PUD but not all PUDs have HOAs or dues.

XXX Asset Documentation is Insufficient - **UPDATE** Based on presented documents on XXX, missing updated XXX to reflect both XXX Account #XXX with $XXX balance and XXX account with $XXX balance.

Missing X consecutive months of XXX Account #XXX to confirm balance of $XXX as reflected on printout in file (pg. XXX). This account and the XXXAccount funds are needed to meet file reserve requirement. Updated XXX required to include these two accounts in addition to those presented on Updated post-close XXX presented XXX total balances.

X) Missing X mths statements, VOD, or bank certified transaction print out covering XX days for Altura CU Money Market Savings A/# XXX-XX.  Only a print-out covering XX/XX/XX-XX/XX/XX provided for review.
X) X) Missing X mths statements, VOD, or bank certified transaction print-out covering XX days for Altura CU Checking A/# XXX-XX.  Only a print out covering XX/XX/XX-XX/XX/XX and the XX/XX statement were provided for review.

, Compensating Factors: Verified credit history (XX/XX/XXX - Received amended XXX adding the Altura CU and XXXaccounts.
*Exception waived to EVX status based on post-closing corrected XXX. )	CRED XXX Missing evidence of HOA Dues - Missing verification of subject HOA dues. Appraisal reflects that the property is located in a PUD. Appraisal reflects no comments addressing HOA dues and the Project information for PUDs on pg XXX was not completed. (MLS Listing pg XXX reflects no HOA dues). - XXX - Received supporting information regarding showing property is not an HOA. Replaced exception with APPR XXX - Appraisal incomplete. Appraiser to address PUD designation listed on Appraisal.

CRED XXX Income Documentation is Insufficient - Missing XXX days worth of bank statements or valid account transaction history to show current deposits and transactions to support P&L and prove business is open and operating as required by the eRESI Credit Guidelines Alt Doc v.X.X XXX, X.X.X P&L (p. XXX).

 - XXX - Received XXX-pg document with XXX XXX statement (end date is post closing) for acct ending #XXX along with an amended XXX.

*Exception Cleared. XXX account included per documents received is business account and XXX day history on accounts per AccountChek Asset report confirms history of business transactions.

CRED XXX Questionable Occupancy - Questionable Occupancy- Loan approved as owner occupied.  Hazard (p. XXX) does not cover contents. In addition, Borrower executed a Certification for Business Purpose (p. XXX) stating that he was not going to occupy the Subject Property. - XXX - Received email from Investor with two documents attached. And email from HOI Insurer. Updated Occupancy Certification

X- email from Lender that Certificate of Business Purpose was sent in error and should have been removed as lender does a lot of DSCR loans and this form just automatically prints out with all the loans.

X - email from lender on HOI, the dwelling coverage is XXX,XXX,XXX and with an extended replacement cost of XXX provided up to XXX,XXX,XXX which is more than enough to cover the loan.

X - Email from HOI insurer states that the insures have content coverage limit of XXX.

X- Occupancy Certification stating Borrower will occupy dated XXX.

*Exception Cleared as email from HOI Insurer confirms content coverage and lender confirmed the Occupancy affidavit in file was executed in error and presented correction to state subject is primary residence.

2023030865	Sold	2	2	1	1	Verified credit history - Borrower's credit report in file (pg. XXX) reflects an established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history
;	XXX Unacceptable Credit History - Missing XXX mths cancelled checks to support private party VOR. LOE in file pg XXX from borrower states "at this moment I can not provide cancel checks"., Client Comment: Per Investor email dated XXX, Investor acknowledges to override as an XXX based on noted comp factors.
											*Exception Overridden to XXX.